Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000085513 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000085513 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000085513 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000085513 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085513 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000085513 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000085513 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000085513 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000085513 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085513 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085513 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085513 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085513 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092010 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000092010 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092010 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092010 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000092010 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092010 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000092010 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092010 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092010 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092010 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092010 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000092010 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092009 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000092009 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092009 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092009 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000092009 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092009 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000092009 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092009 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092009 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092009 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092009 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000092009 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092012 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000092012 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092012 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092012 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000092012 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000092012 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000092012 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092012 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092012 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092012 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092012 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000092012 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092011 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000092011 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000092011 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092011 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000092011 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000092011 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000092011 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092011 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092011 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092011 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092011 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000092011 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092014 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092014 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092014 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092014 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092014 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092014 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092014 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092014 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092014 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092014 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092014 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000092014 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092013 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092013 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092013 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092013 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092013 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092013 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000092013 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092013 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092013 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092013 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092013 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000092013 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092016 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092016 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092016 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092016 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000092016 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000092016 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000092016 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092016 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092016 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092016 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092016 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092016 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092016 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092015 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092015 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000092015 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000092015 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000092015 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092015 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000092015 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092015 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092015 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092015 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092015 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092017 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092017 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092017 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000092017 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000092017 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092017 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000092017 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092017 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000092017 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092017 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092017 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092017 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092017 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092018 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092018 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092018 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000092018 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000092018 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092018 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000092018 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092018 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000092018 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092018 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092018 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092018 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092018 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092020 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000092020 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092020 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092020 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000092020 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000092020 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000092020 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092020 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092020 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092020 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092020 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092020 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000092020 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092019 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000092019 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092019 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092019 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000092019 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000092019 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000092019 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092019 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092019 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092019 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092019 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000092019 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092022 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000092022 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092022 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092022 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092022 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092022 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000092022 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092022 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092022 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092022 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092022 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092022 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000092022 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092021 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000092021 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092021 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092021 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092021 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000092021 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000092021 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092021 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092021 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092021 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092021 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092021 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000092021 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%